INSPIRE CAPITAL APPRECIATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 81.1%
	APPAREL & TEXTILE PRODUCTS - 2.4%
19,929	Deckers Outdoor Corporation(a)	$ 1,735,417

	CABLE & SATELLITE - 3.7%
95,459	Sirius XM Holdings, Inc.	2,689,080

	CONSUMER SERVICES - 2.5%
11,921	Grand Canyon Education, Inc.(a)	1,765,858

	ELECTRICAL EQUIPMENT - 2.1%
4,004	Lennox International, Inc.	1,532,091

	FORESTRY, PAPER & WOOD PRODUCTS - 2.4%
24,570	Louisiana-Pacific Corporation	1,732,431

	HEALTH CARE FACILITIES & SERVICES - 2.9%
3,458	Medpace Holdings, Inc.(a)	2,054,018

	INDUSTRIAL INTERMEDIATE PRODUCTS - 3.0%
34,216	Mueller Industries, Inc.	2,135,421

	INDUSTRIAL SUPPORT SERVICES - 3.2%
46,774	Fastenal Company	2,306,426

	MEDICAL EQUIPMENT & DEVICES - 2.2%
2,821	IDEXX Laboratories, Inc.(a)	1,570,422

	OIL & GAS PRODUCERS - 6.7%
58,513	Hess Midstream, L.P., Class A	2,352,808
6,552	Texas Pacific Land Corporation	2,452,675
		4,805,483
	RETAIL - DISCRETIONARY - 7.6%
546	AutoZone, Inc.(a)	1,633,217
5,733	Home Depot, Inc. (The)	1,879,449

INSPIRE CAPITAL APPRECIATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 81.1% (Continued)
	RETAIL - DISCRETIONARY - 7.6% (Continued)
21,749	O'Reilly Automotive, Inc.(a)	$ 1,931,312
		5,443,978
	SOFTWARE - 13.0%
24,661	Fortinet, Inc.(a)	4,215,304
11,284	Manhattan Associates, Inc.(a)	2,518,476
13,923	Qualys, Inc.(a)	2,591,627
		9,325,407
	TECHNOLOGY HARDWARE - 6.2%
63,700	Super Micro Computer, Inc.(a)	2,374,736
3,549	Ubiquiti, Inc.	2,093,981
		4,468,717
	TECHNOLOGY SERVICES - 10.7%
7,644	Automatic Data Processing, Inc.	2,187,407
1,092	Fair Isaac Corporation(a)	1,252,753
3,458	MSCI, Inc.	1,973,273
17,654	Paychex, Inc.	2,248,061
		7,661,494
	TRANSPORTATION & LOGISTICS - 10.3%
12,922	Expeditors International of Washington, Inc.	2,450,657
13,650	Landstar System, Inc.	2,465,600
12,558	Old Dominion Freight Line, Inc.	2,511,097
		7,427,354
	WHOLESALE - DISCRETIONARY - 2.2%
8,554	Pool Corporation	1,595,492

	TOTAL COMMON STOCKS (Cost $52,805,713)	58,249,089

INSPIRE CAPITAL APPRECIATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
EXCHANGE-TRADED FUND — 18.5%
FIXED INCOME - 18.5%
550,277	Schwab Short-Term U.S. Treasury ETF (Cost $13,391,556)	$ 13,245,167

	TOTAL INVESTMENTS - 99.6% (Cost $66,197,269)	$ 71,494,256
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	283,724
	NET ASSETS - 100.0%	$ 71,777,980

ETF	- Exchange-Traded Fund
LP	- Limited Partnership
MSCI	- Morgan Stanley Capital International
(a)	Non-income producing security.